Statement of Financial Position, Classified - Real Estate Operations (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible preferred stock, face value	$ 10,000	$ 10,000	$ 10,000
Convertible preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Convertible preferred stock, liquidation preference	$ 5,420,938
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	499,000,000	499,000,000	499,000,000
Common stock, shares issued	7,979,803	7,764,476	4,972,635
Common stock, shares outstanding	7,979,803	7,764,476	4,972,635
Series 1; authorized 30,000 shares, issued and outstanding 522.5 shares in 2011 and 2012, liquidation preference of $5,420,938 in 2011 and 2012
Convertible preferred stock, shares authorized	30,000	30,000	30,000
Convertible preferred stock, shares issued	522.5	522.5	0.0
Convertible preferred stock, shares outstanding	522.5	522.5	0.0
Convertible preferred stock, liquidation preference	$ 5,420,938	$ 5,420,938	$ 0
Series 2; authorized 2,500 shares, no shares issued and outstanding in 2011 and 2012
Convertible preferred stock, shares authorized	2,500	2,500	2,500
Convertible preferred stock, shares issued		0	0
Convertible preferred stock, shares outstanding		0	0